Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

      This supplement amends the Statement of Additional Information ("SAI")
of each of the above referenced Funds as described below and is in addition to any existing supplements of the Funds.

1.    The second paragraph for each SAI, except for Cash Reserves and Money
Market Fund, Inc., under "Brokerage Policies of the Fund - Brokerage
Provisions of the Investment Advisory Agreement" is deleted and replaced by the following paragraphs:

           Under the investment advisory agreement, in choosing
           brokers to execute portfolio transactions for the Fund,
           the Manager may select brokers (other than affiliates)
           that provide brokerage and/or research services to the
           Fund and/or the other accounts over which the Manager
           or its affiliates have investment discretion.  The
           concessions paid to those brokers may be higher than
           another qualified broker would charge, if the Manager
           makes a good faith determination that the concession is
           fair and reasonable in relation to the services
           provided.

           Subject to those considerations, as a factor in
           selecting brokers for the Fund's portfolio
           transactions, the investment advisory agreement also
           permits the Manager to consider sales of shares of the
           Fund and other investment companies for which the
           Manager or an affiliate serves as investment adviser.
           Notwithstanding that authority, and with the
           concurrence of the Fund's Board, the Manager has
           determined not to consider sales of shares of the Fund
           and other investment companies for which the Manager or
           an affiliate serves as investment adviser as a factor
           in selecting brokers for the Fund's portfolio
           transactions.  However, the Manager may continue to
           effect portfolio transactions through brokers who sell
           shares of the Fund.

2.    The paragraph under "Distribution and Service Plans - Distribution and
Service Plans", with the exception of Money Market Fund, beginning with the following sentence "Under the plans, the Manager and the
Distributor may make payments to affiliates and in their sole discretion,...." is deleted in its entirety and replaced with the following paragraphs:

           Under the Plans, the Manager and the Distributor may
           make payments to affiliates.  In their sole discretion,
           they may also from time to time make substantial
           payments from their own resources, which include the
           profits the Manager derives from the advisory fees it
           receives from the Fund, to compensate brokers, dealers,
           financial institutions and other intermediaries for
           providing distribution assistance and/or administrative
           services or that otherwise promote sales of the Fund's
           shares.  These payments, some of which may be referred
           to as "revenue sharing," may relate to the Fund's
           inclusion on a financial intermediary's preferred list
           of funds offered to its clients.

           Financial intermediaries, brokers and dealers may
           receive other payments from the Distributor or the
           Manager from their own resources in connection with the
           promotion and/or sale of shares of the Fund, including
           payments to defray expenses incurred in connection with
           educational seminars and meetings.  The Manager or
           Distributor may share expenses incurred by financial
           intermediaries in conducting training and educational
           meetings about aspects of the Fund for employees of the
           intermediaries or for hosting client seminars or
           meetings at which the Fund is discussed.  In their sole
           discretion, the Manager and/or the Distributor may
           increase or decrease the amount of payments they make
           from their own resources for these purposes.

3.    The fifth paragraph under "Distribution and Service Plans - Class B,
Class C and Class N Service and Distribution Plans" or under "Distribution
                                                    --------
and Service Plans - Class B, Class C (add "Class M" for Convertible
Securities Fund only) and Class N Service and Distribution Plan Fees" in each
SAI, for the Capital Preservation Fund, Convertible Securities Fund,
Developing Markets Fund, High Yield Fund, International Small Company Fund,
Main Street Opportunity Fund, Main Street Small Cap Fund, Quest Balanced
Fund, Quest Opportunity Value Fund, Small Cap Fund, Quest International Value
Fund and Select Value Fund is deleted and replaced by the following paragraph:

           Class B, Class C or Class N shares may not be purchased
           by an investor directly from the Distributor without
           the investor designating another broker-dealer of
           record.  If the investor no longer has another
           broker-dealer of record for an existing account, the
           Distributor is automatically designated as the
           broker-dealer of record, but solely for the purpose of
           acting as the investor's agent to purchase the shares.
           In those cases, the Distributor retains the asset-based
           sales charge paid on Class B, Class C and Class N
           shares, but does not retain any service fees as to the
           assets represented by that account.

4.    The second paragraph under "Distribution and Service Plans -
Class B, Class C and Class N Service and Distribution Plans" or
                                                             ---
under "Distribution and Service Plans - Class B, Class C and Class
-----
N Service and Distribution Plan Fees" for the Balanced Fund, Bond
Fund, Capital Appreciation Fund, Capital Income Fund, Champion
Income Fund, Discovery Fund, Disciplined Allocation Fund, Emerging
Growth Fund, Emerging Technologies Fund, Enterprise Fund, Equity
Fund, Inc., Global Fund, Global Opportunity Fund, Gold & Special
Minerals Fund, Growth Fund, International Bond Fund, International
Growth Fund, International Value Fund, Limited Term Government
Fund, Main Street Fund, MidCap Fund, Quest Capital Value Fund,
Inc., Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund,
Strategic Income Fund, Total Return Bond Fund, U.S. Government
Trust and Value Fund is amended by deleting the last sentence and replacing it with the following:

           Class B, Class C or Class N shares may not be purchased
           by an investor directly from the Distributor without
           the investor designating another broker-dealer of
           record.  If the investor no longer has another
           broker-dealer of record for an existing account, the
           Distributor is automatically designated as the
           broker-dealer of record, but solely for the purpose of
           acting as the investor's agent to purchase the shares.
           In those cases, the Distributor retains the asset-based
           sales charge paid on Class B, Class C and Class N
           shares, but does not retain any service fees as to the
           assets represented by that account.

5.    The fifth paragraph under "Distribution and Service Plans - Class B and
Class C Service and Distribution Plans" or under "Distribution and Service
                                        --------
Plans - Class B and Class C Service and Distribution Plan Fees" for the
AMT-Free Municipals, AMT-Free New York Municipals, California Municipal Fund,
Cash Reserves, International Large-Cap Core Fund, Limited Term Municipal
Fund, New Jersey Municipal Fund, Pennsylvania Municipal Fund, Rochester
National Municipals and Senior Floating Rate Fund is deleted and replaced by the following paragraph:

           Class B or Class C shares may not be purchased by an
           investor directly from the Distributor without the
           investor designating another broker-dealer of record.
           If the investor no longer has another broker-dealer of
           record for an existing account, the Distributor is
           automatically designated as the broker-dealer of
           record, but solely for the purpose of acting as the
           investor's agent to purchase the shares.  In those
           cases, the Distributor retains the asset-based sales
           charge paid on Class B and Class C shares, but does not
           retain any service fees as to the assets represented by
           that account.

6.    The second paragraph under "Distribution and Service Plans -
Class B, and Class C Service and Distribution Plans" or under
                                                     --------
"Distribution and Service Plans - Class B and Class C Service and
Distribution Plan Fees" for the Limited Term California Municipal
Fund, Limited Term New York Municipal Fund and Rochester Fund
Municipals is amended by deleting the last sentence and replacing it with the following:

           Class B or Class C shares may not be purchased by an
           investor directly from the Distributor without the
           investor designating another broker-dealer of record.
           If the investor no longer has another broker-dealer of
           record for an existing account, the Distributor is
           automatically designated as the broker-dealer of
           record, but solely for the purpose of acting as the
           investor's agent to purchase the shares.  In those
           cases, the Distributor retains the asset-based sales
           charge paid on Class B and Class C shares, but does not
           retain any service fees as to the assets represented by
           that account.

7.    The following paragraph is added before the section titled
"AccountLink" under "How to Buy Shares", except for the Principal
Protected Main Street Fund and Principal Protected Main Street
Fund II:

           When you purchase shares of the Fund, your ownership
           interest in the shares of the Fund will be recorded as
           a book entry on the records of the Fund.  The Fund will
           not issue or re-register physical share certificates.

8.    The first paragraph under "About Your Account - How to Buy
Shares - Retirement Plans," with the exception of the following funds: AMT-Free Municipals, AMT-Free New York Municipals,
California Municipal Fund, Cash Reserves, Limited Term California
Municipal Fund, Limited Term Municipal Fund, Limited Term New York
Municipal Fund, Money Market Fund, Inc., New Jersey Municipal
Fund, Pennsylvania Municipal Fund, Principal Protected Main Street
Fund, Principal Protected Main Street Fund II, Rochester Fund
Municipals, Rochester National Municipals and Senior Floating Rate
Fund, is deleted and replaced with the following:

           Retirement Plans.  Certain types of retirement plans
           are entitled to purchase shares of the Fund without
           sales charges or at reduced sales charge rates, as
           described in an Appendix to this Statement of
           Additional Information.  Certain special sales charge
           arrangements described in that Appendix apply to
           retirement plans whose records are maintained on a
           daily valuation basis by Merrill Lynch Pierce Fenner &
           Smith, Inc. ("Merrill Lynch") or an independent record
           keeper that has a contract or special arrangement with
           Merrill Lynch.  If on the date the plan sponsor signed
           the Merrill Lynch record keeping service agreement the
           plan has less than $1 million in assets invested in
           applicable investments (other than assets invested in
           money market funds), then the retirement plan may
           purchase only Class C shares of the Oppenheimer funds.
           If on the date the plan sponsor signed the Merrill
           Lynch record keeping service agreement the plan has $1
           million or more in assets but less than $5 million in
           assets invested in applicable investments (other than
           assets invested in money market funds), then the
           retirement plan may purchase only Class N shares of the
           Oppenheimer funds.  If on the date the plan sponsor
           signed the Merrill Lynch record keeping service
           agreement the plan has $5 million or more in assets
           invested in applicable investments (other than assets
           invested in money market funds), then the retirement
           plan may purchase only Class A shares of the
           Oppenheimer funds.

9.    The last paragraph under "About Your Account - How to Buy
Shares - Classes of Shares" with the exception of Cash Reserves,
Money Market Fund, Inc., Principal Protected Main Street Fund,
Principal Protected Main Street Fund II and Senior Floating Rate
Fund, is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount
           greater than $250,000 to purchase Class B shares or
           more than $1 million to purchase Class C shares on
           behalf of a single investor (not including dealer
           "street name" or omnibus accounts).  Effective July 15,
           2004, the Distributor will not accept an order in an
           amount greater than $100,000 to purchase Class B shares
           on behalf of a single investor (not including dealer
           "street name" or omnibus accounts).

10.   For Cash Reserves the last paragraph under "How to Buy
Shares - Classes of Shares - Alternative Sales Arrangements" is
deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount
           greater than $250,000 to purchase Class B shares or
           more than $1 million to purchase Class C shares on
           behalf of a single investor (not including dealer
           "street name" or omnibus accounts).  Effective July 15,
           2004, the Distributor will not accept an order in an
           amount greater than $100,000 to purchase Class B shares
           on behalf of a single investor (not including dealer
           "street name" or omnibus accounts).

11.   For the Senior Floating Rate Fund, the section titled "About
Your Account - Classes of Shares" is deleted in its entirety and replaced with the following paragraphs:

            Classes of Shares.  The Fund's multiple class
            structure is available because the Fund has obtained
            from the Securities and Exchange Commission an
            exemptive order (discussed in "Distribution Plans")
            permitting it to offer more than one class of shares.
            The availability of the Fund's share classes is
            contingent upon the continued availability of the
            relief under that order.

                  Each class of shares of the Fund represents an
            interest in the same portfolio of investments of the
            Fund.  However, each class has different shareholder
            privileges and features. The net income attributable
            to Class B or Class C shares and the dividends payable
            on Class B or Class C shares will be reduced by
            incremental expenses borne solely by that class.
            Those expenses include the asset-based sales charges
            to which Class B and Class C shares are subject.

                  The availability of different classes of shares
            permits an investor to choose the method of purchasing
            shares that is more appropriate for the investor.
            That may depend on the amount of the purchase, the
            length of time the investor expects to hold shares,
            and other relevant circumstances.  Class A shares
            normally are sold subject to an initial sales charge.
            While Class B and Class C shares have no initial sales
            charge, the purpose of the early withdrawal charge and
            asset-based sales charge on Class B and Class C shares
            is the same as that of the initial sales charge on
            Class A shares -to compensate the Distributor and
            brokers, dealers and financial institutions that sell
            shares of the Fund.  A salesperson who is entitled to
            receive compensation from his or her firm for selling
            Fund shares may receive different levels of
            compensation for selling one class of shares rather
            than another.

            The Distributor will not accept an order in an amount
            greater than $250,000 to purchase Class B shares or
            more than $1 million to purchase Class C shares on
            behalf of a single investor (not including dealer
            "street name" or omnibus accounts).  Effective July 15,
            2004, the Distributor will not accept an order in an
            amount greater than $100,000 to purchase Class B
            shares on behalf of a single investor (not including
            dealer "street name" or omnibus accounts)

12.   The entire section under "About Your Account - How to Buy
Shares - Account Fees" with the exception of the Principal
Protected Main Street Fund and Principal Protected Main Street
Fund II, is deleted in its entirety and replaced with the
following:

            Fund Account Fees. As stated in the Prospectus, a $12
            annual "Minimum Balance Fee" is assessed on each Fund
            account with a share balance valued under $500. The
            Low Balance Fee is automatically deducted from each
            such Fund account on or about the second to last
            business day of September.

            Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares.
                     However, once all Class B shares held in the account
                     have been converted to Class A shares the new account
                     balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
                     Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,

                     Custom Plus, Recordkeeper Pro and Pension Alliance

                     Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the
                     date the fee is deducted.

            To access account documents electronically via eDocs Direct, please visit the Service Center on our website at
            www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
            ------------------------

         The Fund reserves the authority to modify Fund Account
         Fees in its discretion.

13.   The Appendix to each SAI, with the exception of Money Market
Fund, Inc., titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" is amended by deleting the third bullet point under "Waivers of Class A Sales Charges of Oppenheimer Funds
- Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions."

14.   The Appendix to each SAI, with the exception of Money Market
Fund, Inc., titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers" is amended by deleting the seventh bullet point under the section "Waivers of Class B, Class C and
Class N Sales Charges of Oppenheimer Funds - Waivers for
Redemptions in Certain Cases" and replacing it with the following bullet point:

o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement
            Plan sponsor and submitted more than 12 months after
            the Retirement Plan's first purchase of Class C
            shares, if the redemption proceeds are invested to
            purchase Class N shares of one or more Oppenheimer
            funds.

February 3, 2005                                                  PX0625.002